Annual Total Returns- Vanguard Institutional Target Retirement 2065 Fund (Institutional) [BarChart] - Institutional - Vanguard Institutional Target Retirement 2065 Fund - Institutional Shares	2018	2019	2020
Total	(7.84%)	25.15%	16.18%